Earnings per share (Details 1) - shares		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares at April 01		53,684,647	53,530,787	53,530,787
Effect of shares issued on exercise of stock options		226,075	11,683	0
Effect of partly paid shares (Note 1)	[1]	100,419,521	96,875,000	90,967,466
Weighted average number of equity shares and equivalent shares outstanding		154,330,243	150,417,470	144,498,253

[1]	During the year ended March 31, 2011, 125,000,000 ordinary shares were issued to the existing promoter group on a private placement basis. As of March 31, 2019, these shares were fully paid up to the extent of ₹ 10 (March 31, 2018: ₹ 7.75) per share. Refer note 15.